Annual Fund Operating Expenses - Janus Henderson Small Cap Growth Alpha ETF - Janus Henderson Small Cap Growth Alpha ETF	Feb. 28, 2021
Operating Expenses:
Operating Expenses Column [Text]	Janus Henderson Small Cap Growth Alpha ETF
Management Fees (as a percentage of Assets)	0.30%	[1]
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.30%

[1]	The Management Fee has been restated to reflect a new management fee rate schedule effective May 1, 2020.